Share Appreciation Rights - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Nov. 30, 2018 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Proportion of share appreciation right to total remuneration		40.00%
Share appreciation rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share appreciation right units to eligible employees, number of units approved for granting	2,394,000,000
Share appreciation right units to eligible employees, exercise price | $ / shares	$ 3.81
Share appreciation rights, contractual life	5 years
Number of share appreciation right units exercised		0	0
Compensation expense in respect of share appreciation rights		¥ 30,000,000	¥ 0
Liability arising from share appreciation rights		¥ 30,000,000	¥ 0
Third Anniversary [member] | Share appreciation rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share appreciation right units to eligible employees, maximum percentage exercisable						33.30%
Fourth Anniversary [member] | Share appreciation rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share appreciation right units to eligible employees, maximum percentage exercisable					66.70%
Fifth Anniversary [member] | Share appreciation rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share appreciation right units to eligible employees, maximum percentage exercisable				100.00%